Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

14. Commitments and Contingencies

Leases

The Company’s non-cancellable lease commitments are described in Note 9.

Legal Proceedings

The Company may, from time to time, become involved in ordinary and routine litigation incidental to its business. Management presently believes that the ultimate outcome of these proceedings, individually or in the aggregate, will not have a material effect on the Company’s consolidated financial position, results of operations or cash flows. Nevertheless, litigation is subject to inherent uncertainties, and unfavorable rulings could occur. An unfavorable ruling could include money damages and, in such event, could result in a material impact on the Company’s consolidated financial position, results of operations or cash flows for the period in which the ruling occurs. The Company is not currently aware of any indemnification or other claims and has not accrued any liabilities related to such obligations in the condensed consolidated financial statements as of June 30, 2026 and December 31, 2025.

Indemnification agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company is not aware of any indemnification arrangements that could have a material effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its condensed consolidated financial statements as of June 30, 2026 and December 31, 2025.

16. Commitments and Contingencies

Leases

The Company’s non-cancellable lease commitments are described in Note 11.

Legal Proceedings

The Company may, from time to time, become involved in ordinary and routine litigation incidental to its business. Management presently believes that the ultimate outcome of these proceedings, individually or in the aggregate, will not have a material effect on the Company’s consolidated financial position, results of operations or cash flows. Nevertheless, litigation is subject to inherent uncertainties, and unfavorable rulings could occur. An unfavorable ruling could include money damages and, in such event, could result in a material impact on the Company’s consolidated financial position, results of operations or cash flows for the period in which the ruling occurs. The Company is not currently aware of any indemnification or other claims and has not accrued any liabilities related to such obligations in the consolidated financial statements as of December 31, 2025 and 2024.

Indemnification agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company is not aware of any indemnification arrangements that could have a material effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its consolidated financial statements as of December 31, 2025 and 2024.